File Number: 333-89354
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933




                                                               October 25, 2012



                                Pioneer Fundamental Growth Fund

                   Supplement to the August 1, 2012 Summary Prospectus, as in
		       effect and as may be amended from time to time


Fund summary

Effective November 1, 2012, the following replaces the information in the "Management" chart:


Portfolio management   Andrew Acheson, senior vice president of Pioneer
                       (portfolio manager of the fund since 2007); and Paul
                       Cloonan, senior vice president of Pioneer and co-head of equity research - U.S. (portfolio manager of the fund since 2012).





                                                                  26100-00-1012
                                       (c) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC